Benefit from Income Taxes - Summary of Activities Relating to Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balances	$ 728	$ 110
Gross increases - tax positions in prior periods		639
Gross decreases - tax positions in prior periods		(21)
Gross increases - tax positions in current periods	639
Lapses in statutes of limitations	(89)
Ending balances	$ 639	$ 728